Cost of Revenue (Details) - Schedule of cost of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cost Of Revenue Abstract
Wages, salaries, and benefits	$ 1,308	$ 1,537
Offsite contracting and travel	441	818
Depreciation and amortization	266	326
Distribution to customers	267	176
Materials usage	136	75
Share-based payment	603	4
Office maintenance	242	198
Other items	398	343
Total cost of revenue	$ 3,661	$ 3,477